CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 444,296	$ 916,391	$ 883,549
Cost of revenues	(174,599)	(687,184)	(555,389)
Gross profit	269,697	229,207	328,160
General and administrative (expenses) income	(135,688)	(151,251)	(125,405)
Operating (loss) income	42,192	(151,446)	(34,473)
Interest income	11,322	11,367	22,221
Interest expenses	(16,153)	(20,791)	(16,519)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net gain on available-for-sale security of nil, nil and 10,583 for the years ended December 31, 2014, 2015 and 2016, respectively)	2,736	10,583	0
Investment income	6,692	3,281	1,333
Foreign exchange gain (loss)	15	(1,882)	1,464
Income (loss) before income taxes	43,146	(144,651)	(21,038)
Income tax expenses	(21,442)	(24,984)	5,905
Net income (loss)	21,704	(169,635)	(15,133)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	56,571	(60,732)	(55,928)
Amounts reclassified from accumulated other comprehensive income	2,736	10,583	0
Unrealized gain (loss) on available-for-sale securities	163,272	7,326	(4,002)
Gain (loss) on intra-entity foreign transactions of long-term-investment nature	1,872	(6,996)
Other Comprehensive Income (Loss), before Tax	268,545	(70,985)	(59,930)
Other Comprehensive Income (Loss), Tax	(49,566)	0	0
Other comprehensive income (loss), net of tax	218,979	(70,985)	(59,930)
Comprehensive income (loss)	240,683	(240,620)	(75,063)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross profit
General and administrative (expenses) income	(998)	3,610	3,023
Operating (loss) income	(998)	3,610	3,023
Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	27,339	(167,967)	(6,254)
Interest income	196	1,775	260
Interest expenses	(7,233)	(17,807)	(12,108)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net gain on available-for-sale security of nil, nil and 10,583 for the years ended December 31, 2014, 2015 and 2016, respectively)	2,736
Investment income	2,221
Other-than-temporary impairment on available-for-sale securities	(2,768)		0
Foreign exchange gain (loss)	211	832	(17)
Income (loss) before income taxes	21,704	(169,635)	(15,096)
Income tax expenses
Net income (loss)	21,704	(169,635)	(15,096)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	56,571	(60,732)	(55,928)
Amounts reclassified from accumulated other comprehensive income	(2,736)
Unrealized gain (loss) on available-for-sale securities	14,575	7,326	(4,002)
Other comprehensive income (loss) recorded by subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	198,263	0	0
Gain (loss) on intra-entity foreign transactions of long-term-investment nature	1,872	(6,996)	0
Other Comprehensive Income (Loss), before Tax	268,545	(70,985)	(59,930)
Other Comprehensive Income (Loss), Tax	(49,566)	0	0
Other comprehensive income (loss), net of tax	218,979	(70,985)	(59,930)
Comprehensive income (loss)	$ 240,683	$ (240,620)	$ (75,026)